Note 8 - Income taxes - outstanding (Detail) - Income Tax Reconciliation (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computed taxes (recoveries) at Canadian federal and provincial tax rates	7,448,281	(2,633,285)	(3,538,412)
Differences due to change in enacted tax rates	777,000	712,236
Difference due to change in tax rate on opening deferred taxes	2,623,000	3,427,057
Permanent and other differences	2,191,116	143,992	1,409,918
Change in valuation allowance	(2,503,000)	(1,650,000)	2,880,000
Utilization of investment tax credits	(10,536,397)
Utilization of non-capital loss carryforwards			(751,506)